OTHER PAYABLES AND ACCRUED EXPENSES (Details) In Thousands, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY		Sep. 30, 2013 CNY
Payable for purchase of plant and equipment		3,249		2,458
Payable for purchase of land use rights		620		920
Payable for purchase of construction-in-progress		16,932		2,214
Professional fee payable		1,575		2,170
Salaries and bonus payable		10,468		12,481
Accrued interest		1,827		1,826
Other taxes payable		773		821
Deposits from growers		2,832		4,084
Deposits from others		1,614		1,753
Payable for labor union, housing fund and education expenses		680		761
Loans from employees of Denong (note i)		310	[1]	310	[1]
Loans from third parties(note ii)		3,600	[2]	3,600	[2]
Deferred government subsidies		13,718		15,911
Others		9,755		4,474
Other Payables and Accrued Expenses Current	$ 11,045	67,953		53,783

[1]	RMB310 were borrowed from employees of Denong with interest free, unsecured and have no fixed repayment terms at the years ended September 30, 2013and 2014 respectively.
[2]	RMB3,600 was borrowed from third party companies with interest free, unsecured and have no fixed repayment terms at the years ended September 30, 2013 and 2014, respectively.